Inventories (Tables)	6 Months Ended
Sep. 30, 2023
Inventories [Abstract]
Schedule of Inventories	All the inventories are located in China. Inventories consisted of the following as of September 30, 2023 and March 31, 2023:
	As of September 30,	As of March 31,
	2023	2023
Raw materials	$-	$282,618
Work in process	-	-
Finished goods	14,544	52,401
Inventories from discontinued operations (Note 15)	-	(335,019)
Total	$14,544	$-